Interest and Fees Income - Schedule of Interest and Fees Income (Details) - CNY (¥)		12 Months Ended
		Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Schedule of Interest and Fees Income Costs [Abstract]
Interest and financing service fees on loans	[1]	¥ 484,992,923	¥ 1,343,738,056	¥ 1,580,001,675
- Interest income		484,992,923	1,343,738,056	1,579,868,355
- Financing service fees				133,320
Interest income charged to sales partners	[2]	72,092,927	162,566,756	134,542,337
Interest income on debt securities	[3]	14,375,545	16,842,567	20,468,849
Interest on deposits with banks		4,321,947	15,472,736	19,582,159
Total		¥ 575,783,341	¥ 1,538,620,115	¥ 1,754,595,020

[1]	Interest and financing service fees on loans, which include financing service fees on loans, are recognized in the consolidated statements of comprehensive income using the effective interest method. Financing service fees on loans, are deferred and amortized over the contractual life of the related loans utilizing the effective interest method.
[2]	Interest income charged to sales partners refers to the cost of and interest on the partner’s instalment repurchase options under collaboration model.
[3]	Interest income on debt securities in forms of partnership investment and corporate debt securities. Please refer to note 6(b).